Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

Income tax expense is as follows:

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Current income tax:
Current taxes	58,572	62,610	57,400
Prior years taxes	(841)	(1,932)	215
Deferred tax:
Deferred taxes	(15,209)	(16,815)	(12,990)
Income tax expense reported in the statement of profit or loss	42,522	43,863	44,625

Summary of Deferred Tax Charged to OCI

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Deferred tax related to items recognized in OCI during in the year:
Gains/(losses) from remeasurement of employee of defined benefit plans and of agent termination plans	(7)	15	(236)
Change in the fair value of hedging instruments	1,119	932	(2,043)
Deferred tax charged to OCI	1,112	947	(2,279)

Schedule of Reconciliation of Effective Tax Rate

The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy.

	For the year ended December 31,
	2024	2023	2022
	(EUR thousand)
Accounting profit before income tax	160,288	189,553	187,641
Statutory income tax rate of 27.9%	44,720	52,885	52,202
Prior years taxes	(841)	(1,932)	215
DTA not recognized on tax losses carry-forward for the current fiscal year	1,770	1,854	750
DTA recognized on tax losses carry-forward from previous years	(1,272)	(2,810)	—
Tax effect on distributed dividends	507	827	—
Tax effect on unremitted earnings	—	—	1,488
Tax grants/not taxable items	(2,774)	(5,097)	(8,477)
Different foreign tax rate effect	412	(2,244)	(1,553)
DTA/DTL effect previous years	—	380	—
At the effective income tax rate of 26.5% (23.1% in 2023, 23.8% in 2022)	42,522	43,863	44,625
Income tax expense reported in the income statement	42,522	43,863	44,625
The Group's effective tax rate for the year ended December 31, 2024, increased to 26.5% compared to
Summary of Timing of Tax Losses Carryforwards

The breakdown on the timing of tax losses carry-forwards is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Timing of unrecognized tax losses carry-forwards
Unlimited	10,488	8,377
Total unrecognized tax losses	10,488	8,377

The change in unrecognized tax losses was related to an increase in tax losses in the U.S. subsidiary Balda C Brewer.

Summary of Deferred Tax Assets and Deferred Tax Liabilities

The analysis of deferred tax assets and deferred tax liabilities at December 31, 2024 and 2023 is as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Intangible assets	1,520	(1,649)
Property, plant and equipment	37,818	30,150
Contract balances	(11,485)	(13,552)
Revaluations of investment properties to fair value	4,722	5,712
Expected credit losses	1,309	1,279
Derivatives	412	(708)
Leases	682	308
Long term incentives	—	12
Provisions	7,540	6,845
Accruals and other provisions	947	578
Tax losses carry forward	41,175	36,251
Unremitted earnings	(2,260)	(2,260)
Start up costs IPO SG spa	1,342	2,684
Borrowing costs capitalized	(2,075)	(550)
Other effects	1,137	1,527
Deferred tax assets, net	82,784	66,627
Reflected in the statement of financial position as follows:
Deferred tax assets	95,344	76,251
Deferred tax liabilities	(12,560)	(9,624)
Deferred tax assets, net	82,784	66,627

Schedule of Reconciliation of Net Deferred Tax Assets

The reconciliation of net deferred tax assets is as follows:

	2024	2023
	(EUR thousand)
As of January 1	66,627	48,258
Tax expense during the period recognized in profit or loss	15,209	16,815
Tax income/(expense) during the period recognized in OCI	1,112	947
Other effect	(164)	607
As at December 31	82,784	66,627